Average Annual Total Returns - Jennison Growth Portfolio	Apr. 30, 2021
Russell 1000 Growth Index (reflects no deduction for mutual fund fees or expenses)
Average Annual Return:
1 Year	38.49%
5 Years	20.99%
10 Years	17.21%
Class A
Average Annual Return:
1 Year	56.80%
5 Years	23.52%
10 Years	18.67%
Class B
Average Annual Return:
1 Year	56.37%
5 Years	23.20%
10 Years	18.37%
Class E
Average Annual Return:
1 Year	56.60%
5 Years	23.32%
10 Years	18.49%